Transactions with directors and key management	12 Months Ended
Dec. 31, 2017
Transactions with directors and key management
Transactions with directors and key management

38 Transactions with directors and key management

(a) At 31 December 2017, the amounts outstanding in relation to transactions, arrangements and agreements entered into by authorised institutions, as defined in UK legislation, in the Group, were £6,265 in respect of loans to four persons who were directors of the Bank at any time during the financial period.

(b) For the purposes of IAS 24 ‘Related Party Disclosures’, key management comprise directors of the Bank and members of the RBS Group Executive Committee. The captions in the primary financial statements include the following amounts attributable, in aggregate, to key management:

	2017	2016
	£000	£000
Loans and advances to customers	3,897	3,917
Customer accounts	20,749	14,288

Key management have banking relationships with Group entities which are entered into in the normal course of business and on substantially the same terms, including interest rates and security, as for comparable transactions with other persons of a similar standing or, where applicable, with other employees. These transactions did not involve more than the normal risk of repayment or present other unfavourable features.

Key management had no reportable transactions or balances with the ultimate holding company.